UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811 - 22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/13

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus
Institutional Reserves
Funds

ANNUAL REPORT December 31, 2013

Contents

The Funds
A Letter from the President	3
Discussion of Fund Performance	4
Understanding Your Fund’s Expenses	6
Comparing Your Fund’s Expenses
With Those of Other Funds	7
Statements of Investments	8
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	21
Report of Independent Registered
Public Accounting Firm	25
Important Tax Information	26
Proxy Results	26
Information About the Renewal of
the Funds’ Management Agreement	27
Board Members Information	30
Officers of the Fund	32

For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

• Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Institutional Reserves Funds

The Funds

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for the three Dreyfus Institutional Reserves Funds, covering the 12-month period from January 1, 2013, through December 31, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The year 2013 proved challenging for most income-oriented investments, as a strengthening U.S. economy and expectations of a more moderately stimulative monetary policy drove longer term interest rates higher and bond prices lower. However, as they have been for the past several years, short-term interest rates and yields of money market instruments remained anchored near historical lows by an unchanged overnight federal funds rate.

We expect the domestic economy to continue to strengthen over the next year, particularly if U.S. fiscal policy is less restrictive and businesses and consumers spend more freely as economic uncertainty wanes. However, inflation is likely to remain muted, U.S. monetary policy is likely to remain stimulative, and short-term interest rates appear likely to remain near current levels for some time to come. As always, we urge you to speak with your financial adviser to identify the investment strategies that are right for you.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2014

The Funds	3

DISCUSSION OF FUND PERFORMANCE (continued)

DISCUSSION OF
FUND PERFORMANCE

For the period of January 1, 2013, through December 31, 2013, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2013, the three Dreyfus Institutional Reserves Funds listed below produced the following yields and effective yields:1

		Annualized
		Effective
	Yield (%)	Yield (%)
Dreyfus Institutional
Reserves Money Fund
Institutional Shares	0.04	0.04
Hamilton Shares	0.01	0.01
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares	0.00	0.00
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares	0.00	0.00
Hamilton Shares	0.00	0.00

A sustained economic recovery and anticipation of an end to the Federal Reserve Board’s (the “Fed”) quantitative easing program drove long-term interest rates higher, but money market yields remained anchored by an unchanged federal funds rate between 0% and 0.25%.

U.S. Economic Recovery Gained Traction

Economic data for January 2013 portrayed a sluggish recovery at the start of the year, as 157,000 new jobs were created and the unemployment rate stood at 7.9%. The recovery appeared to gain some momentum in February, with a decline in the unemployment rate to 7.7% and the creation of 236,000 new jobs. However, just 88,000 new jobs were added in March while the unemployment rate edged lower to 7.6%.The economy grew at a lackluster 1.1% annualized rate during the first quarter of 2013.

The gradual economic recovery continued in April when the unemployment rate fell to 7.5%. In late May, the Fed signaled that it would begin to curtail its quantitative easing program sooner than expected. This more hawkish stance seemed to be at odds with subsequent releases of economic data for the month, which showed a decline in manufacturing activity and an increase in the unemployment rate to 7.6%. In June, heightened investor uncertainty surrounding the Fed’s more hawkish tone drove longer term interest rates higher. It later was revealed that June saw robust increases in home and automobile sales and 195,000 new jobs with no change in the unemployment rate. For the second quarter, the U.S. economy grew at a more respectable 2.5% annualized rate.

July brought welcome evidence of market stabilization when investors realized that imminent increases in short-term rates were unlikely.The labor market continued to strengthen with a decline in the unemployment rate to

7.4%. In August, the manufacturing sector expanded at its fastest pace since June 2011, and the unemployment rate dipped to 7.3%.

Financial markets rallied in September when the Fed unexpectedly refrained from tapering its quantitative easing program, manufacturing activity posted its fourth consecutive month of expansion, and the service sector grew for the 45th straight month. However, only 146,000 jobs were added in September even as the unemployment rate slid to 7.2%. It later was announced that U.S. economic activity accelerated to a robust 4.1% annualized growth rate during the third quarter.

October saw 204,000 new jobs, but furloughs of government workers during a 16-day U.S. government shutdown drove the unemployment rate to 7.3%. Other data, such as a decline in pending home sales, demonstrated that economic headwinds remained, and the Fed again refrained from reducing its bond purchases. However, economic data for November showed evidence of a more robust recovery, including 230,000 new jobs and an unemployment rate of 7.0%.

Manufacturing activity accelerated in December, as new orders reached their highest level in four years.The Fed responded to more robust economic data by modestly reducing its monthly bond purchases, marking the first of what is expected to be a series of cuts in its quantitative easing program. However, only 74,000 new jobs were created in December, the lowest monthly gain in three years. The unemployment rate slid to 6.7%, primarily due to workers leaving the labor force.

No Change Expected for Short-Term Rates

Despite higher long-term interest rates in an accelerating recovery, money market yields remained near zero percent, and yield differences along the market’s maturity spectrum stayed relatively narrow.Therefore, as we have for some time, we maintained the fund’s weighted average maturity in a market-neutral position, and we remained focused on well-established issuers with good liquidity characteristics. For both the Treasury and Treasury Prime funds, we targeted weighted average maturities roughly in line with industry averages, given the liquid nature of their permitted investments.

Although the Fed began to cut back on quantitative easing at its December meeting, monetary policymakers are not likely to raise short-term interest rates anytime soon in our view. Consequently, we intend to keep the fund’s focus on quality and liquidity.

January 15, 2014

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate.
Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Funds	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from July 1, 2013 to December 31, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2013
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$.71	$.81	$.81	$.81	$.81
Ending value (after expenses)	$1,000.10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Annualized expense ratio (%)	.14	.16	.16	.16	.16
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$.25	$.25	$.25	$.25	$.25
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Annualized expense ratio (%)	.05	.05	.05	.05	.05
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$.20	$.20	$ —	$.20	—
Ending value (after expenses)	$1,000.00	$1,000.00	$ —	$1,000.00	—
Annualized expense ratio (%)	.04	.04	—	.04	—

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2013
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$.71	$.82	$.82	$.82	$.82
Ending value (after expenses)	$1,024.50	$1,024.40	$1,024.40	$1,024.40	$1,024.40
Annualized expense ratio (%)	.14	.16	.16	.16	.16
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$.26	$.26	$.26	$.26	$.26
Ending value (after expenses)	$1,024.95	$1,024.95	$1,024.95	$1,024.95	$1,024.95
Annualized expense ratio (%)	.05	.05	.05	.05	.05
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$.20	$.20	$ —	$.20	—
Ending value (after expenses)	$1,025.00	$1,025.00	$ —	$1,025.00	—
Annualized expense ratio (%)	.04	.04	—	.04	—

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Funds	7

STATEMENT OF INVESTMENTS

December 31, 2013

	Principal
Dreyfus Institutional Reserves Money Fund	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit—29.7%
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 2/10/14	63,000,000		63,000,000
JPMorgan Chase Bank, N.A.
0.25%, 4/21/14	100,000,000		100,000,000
Mizuho Bank (Yankee)
0.21%—0.22%, 2/20/14—3/14/14	119,800,000		119,800,000
Nordea Bank Finland (Yankee)
0.26%, 1/7/14	30,000,000		29,999,975
Norinchukin Bank (Yankee)
0.21%—0.23%, 1/10/14—2/4/14	121,200,000		121,200,000
Rabobank Nederland (Yankee)
0.21%, 1/17/14	100,000,000		100,000,000
Royal Bank of Canada (Yankee)
0.28%, 1/2/14	50,000,000	[a]	50,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.21%, 1/23/14—2/13/14	125,000,000	[b]	125,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.21%, 2/14/14	100,000,000	[b]	100,000,000
Toronto Dominion Bank NY (Yankee)
0.22%—0.24%, 1/21/14—1/22/14	100,000,000	[a]	100,000,000
Wells Fargo Bank, NA
0.21%—0.25%, 1/2/14—6/9/14	100,000,000	[a]	100,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,008,999,975)			1,008,999,975

Commercial Paper—24.7%
ANZ International Ltd.
0.21%, 6/4/14	100,000,000	[b]	99,910,167
ASB Finance Ltd.
0.29%, 3/12/14	25,000,000	[a,b]	25,000,000
Barclays U.S. Funding
0.25%, 2/5/14	50,000,000		49,987,847
BNP Paribas Finance Inc.
0.12%, 1/6/14	75,000,000		74,998,750
Commonwealth Bank of Australia
0.22%—0.25%, 3/7/14—5/6/14	50,000,000	[a,b]	49,981,337
CPPIB Capital Inc.
0.17%, 5/16/14	100,000,000	[b]	99,936,250
National Australia Funding (DE) Inc.
0.24%, 2/14/14	100,000,000	[a,b]	100,000,000
Nordea Bank AB
0.25%, 1/23/14	79,660,000	[b]	79,647,830
Prudential Funding LLC
0.05%, 1/2/14	50,000,000		49,999,930
Rabobank USA Financial Corp.
0.22%, 4/30/14	40,000,000		39,970,911

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)		Value ($)

Commercial Paper (continued)
Svenska Handelsbanken Inc.
0.21%, 4/28/14	72,500,000	[b]	72,450,519
Westpac Banking Corp.
0.29%, 1/2/14	100,000,000	[a,b]	100,000,000
Total Commercial Paper
(cost $841,883,541)			841,883,541

Asset-Backed Commercial Paper—5.7%
Alpine Securitization Corp.
0.17%, 1/27/14	25,000,000	[b]	24,996,930
Collateralized Commercial Paper Program Co., LLC
0.30%, 5/27/14	25,000,000		24,969,583
Liberty Street Funding LLC
0.15%, 2/3/14	50,000,000	[b]	49,993,125
Metlife Short Term Funding LLC
0.14%, 3/12/14	50,000,000	[b]	49,986,389
Regency Markets No. 1 LLC
0.14%, 1/16/14—1/22/14	43,010,000	[b]	43,006,791
Total Asset-Backed Commercial Paper
(cost $192,952,818)			192,952,818

Time Deposits—8.4%
Lloyds Bank (London)
0.03%, 1/2/14	140,000,000		140,000,000
Royal Bank of Canada (Toronto)
0.01%, 1/2/14	75,000,000		75,000,000
Svenska Handelsbanken (Grand Cayman)
0.02%, 1/2/14	70,000,000		70,000,000
Total Time Deposits
(cost $285,000,000)			285,000,000

Repurchase Agreements—31.5%
ABN AMRO Bank N.V.
0.02%, dated 12/31/13, due 1/2/14 in the amount of $240,000,267
(fully collateralized by $8,751,183 U.S. Treasury Bonds, 2.75%-7.50%,
due 11/15/24-11/15/42, value $9,673,026 and $235,238,243 U.S. Treasury
Notes, 0.25%-2.50%, due 8/31/14-5/15/16, value $235,126,991)	240,000,000		240,000,000
Barclays Capital, Inc.
0.01%, dated 12/31/13, due 1/2/14 in the amount of $66,000,037
(fully collateralized by $923,836 U.S. Treasury Notes, 0.75%, due 6/30/17, value $914,524 and $92,826,534 U.S. Treasury Strips,
due 5/15/18-11/15/43, value $66,405,476)	66,000,000		66,000,000
Federal Reserve Bank of New York,
0.03%, dated 12/31/13, due 1/2/14 in the amount of $700,001,167
(fully collateralized by $660,769,700 U.S. Treasury Notes, 2.75%,
due 2/15/19, value $700,001,249)	700,000,000		700,000,000

The Funds	9

STATEMENT OF INVESTMENTS (continued)

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

Repurchase Agreements (continued)
HSBC USA Inc.
0.01%, dated 12/31/13, due 1/2/14 in the amount of $65,000,036
(fully collateralized by $22,785,000 U.S. Treasury Bonds, 8%, due 11/15/21, value $31,936,496 and $30,824,000 U.S. Treasury
Notes, 5.13%, due 5/15/16, value $34,367,294)	65,000,000	65,000,000
Total Repurchase Agreements
(cost $1,071,000,000)		1,071,000,000

Total Investments (cost $3,399,836,334)	100.0%	3,399,836,334
Cash and Receivables (Net)	.0%	441,660
Net Assets	100.0%	3,400,277,994

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2013, these securities amounted to $1,019,909,338 or 30.0% of net assets.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	61.3	Finance	1.5
Repurchase Agreements	31.5	Asset-Backed/Multi-Seller Programs	1.3
Asset-Backed/Banking	2.9
Asset-Backed/Insurance	1.5		100.0

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

December 31, 2013

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—20.5%
1/2/14	0.02	150,000,000	149,999,917
1/30/14	0.005	150,000,000	149,999,417
4/17/14	0.09	50,000,000	49,987,486
Total U.S. Treasury Bills
(cost $349,986,820)			349,986,820

U.S. Treasury Notes—27.8%
1/15/14	0.03	100,000,000	100,036,871
1/31/14	0.06	100,000,000	100,015,634
2/28/14	0.12	50,000,000	50,010,417
4/15/14	0.07	73,000,000	73,245,518
4/30/14	0.07	50,000,000	50,028,882
5/31/14	0.12	75,000,000	75,664,514
7/15/14	0.10	25,000,000	25,069,466
Total U.S. Treasury Notes
(cost $474,071,302)			474,071,302

Repurchase Agreements—60.4%
ABN AMRO Bank N.V.
dated 12/31/13, due 1/2/14 in the amount of
$180,000,200 (fully collateralized by $6,563,387 U.S.
Treasury Bonds, 2.75%-7.50%, due 11/15/24-11/15/42,
value $7,254,770 and $176,428,683 U.S. Treasury Notes,
0.25%-2.50%, due 8/31/14-5/15/16, value $176,345,243)	0.02	180,000,000	180,000,000
Bank of Nova Scotia
dated 12/31/13, due 1/2/14 in the amount of
$100,000,056 (fully collateralized by $16,370,180
U.S. Treasury Bonds, 3.75%-7.88%, due 2/15/21-11/15/43,
value $18,803,445, $11,687,040 U.S. Treasury Inflation
Protected Securities, 1.13%-2.50%, due 1/15/21-1/15/29,
value $13,745,130 and $68,637,968 U.S. Treasury Notes,
0.25%-4%, due 2/15/14-8/15/21, value $69,451,434)	0.01	100,000,000	100,000,000
Barclays Capital, Inc.
dated 12/31/13, due 1/2/14 in the amount of $75,000,042
(fully collateralized by $1,049,813 U.S. Treasury Notes,
0.75%, due 6/30/17, value $1,039,231 and $105,484,698
U.S. Treasury Strips, due 5/15/18-11/15/43, value $75,460,769)	0.01	75,000,000	75,000,000
Citibank, NA
dated 12/31/13, due 1/2/14 in the amount of $100,000,056
(fully collateralized by $99,066,300 U.S. Treasury Notes, 0.25%-2.63%,
due 4/30/14-6/30/20, value $102,000,043)	0.01	100,000,000	100,000,000

The Funds	11

STATEMENT OF INVESTMENTS (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Credit Agricole CIB
dated 12/31/13, due 1/2/14 in the amount of $200,000,222
(fully collateralized by $2,336,449 U.S. Treasury Bonds, 6.25%, due 8/15/23, value $3,062,938, $98,574,430 U.S. Treasury Inflation
Protected Securities, 0.13%-3.38%, due 4/15/15-4/15/32,
value $117,284,500 and $80,838,841 U.S. Treasury Notes,
0.75%-3.75%, due 11/30/15-8/15/19, value $83,652,567)	0.02	200,000,000	200,000,000
Deutsche Bank Securities Inc.
dated 12/31/13, due 1/2/14 in the amount of $150,000,167
(fully collateralized by $142,287,100 U.S. Treasury Notes,
0.75%-4.50%, due 5/15/17-11/15/20, value $153,000,057)	0.02	150,000,000	150,000,000
Goldman, Sachs & Co.
dated 12/31/13, due 1/2/14 in the amount of $76,000,000
(fully collateralized by $60,483,400 U.S. Treasury Inflation
Protected Securities, 2.63%, due 7/15/17, value $77,520,089)	0.00	76,000,000 [a]	76,000,000
Merrill Lynch & Co. Inc.
dated 12/31/13, due 1/2/14 in the amount of $80,000,022
(fully collateralized by $83,142,000 U.S. Treasury Notes,
0.50%, due 7/31/17, value $81,600,032)	0.005	80,000,000	80,000,000
Morgan Stanley
dated 12/31/13, due 1/2/14 in the amount of $70,000,078
(fully collateralized by $8,783,800 U.S. Treasury Bills, due 2/27/14,
value $8,783,510 and $60,790,400 U.S. Treasury Notes, 1.50%-2.75%,
due 6/30/15-11/15/23, value $62,616,540)	0.02	70,000,000	70,000,000
Total Repurchase Agreements
(cost $1,031,000,000)			1,031,000,000

Total Investments (cost $1,855,058,122)		108.7%	1,855,058,122

Liabilities, Less Cash and Receivables		(8.7%)	(147,792,215)

Net Assets		100.0%	1,707,265,907

a Under certain circumstances, the fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the fund assessed a fee for uninvested cash held in a business account at a bank.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	60.4	U.S. Treasury Bills	20.5
U.S. Treasury Notes	27.8		108.7
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

December 31, 2013

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Prime Fund	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—91.1%
1/2/14	0.03	79,900,000	79,899,935
1/9/14	0.03	139,500,000	139,499,218
1/16/14	0.03	64,000,000	63,999,142
1/23/14	0.03	54,000,000	53,999,123
1/30/14	0.02	234,000,000	233,995,401
2/6/14	0.05	102,000,000	101,995,160
7/3/14	0.09	30,000,000	29,986,805
Total U.S. Treasury Bills
(cost $703,374,784)			703,374,784

U.S. Treasury Notes—20.9%
1/15/14	0.02	28,000,000	28,010,398
1/31/14	0.04	30,000,000	30,005,054
1/31/14	0.07	35,000,000	35,047,780
2/28/14	0.08	68,000,000	68,195,406
Total U.S. Treasury Notes
(cost $161,258,638)			161,258,638
Total Investments (cost $864,633,422)		112.0%	864,633,422
Liabilities, Less Cash and Receivables		(12.0%)	(92,817,485)
Net Assets		100.0%	771,815,937

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	91.1	U.S. Treasury Notes	20.9
			112.0

† Based on net assets.
See notes to financial statements.

The Funds	13

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2013

			Dreyfus		Dreyfus
	Dreyfus		Institutional		Institutional
	Institutional		Reserves		Reserves
	Reserves		Treasury		Treasury
	Money Fund		Fund		Prime Fund
Assets ($):
Investments in securities at value—Note 1(a,b)†	3,399,836,334	[a]	1,855,058,122	[a]	864,633,422
Cash	269,113		1,126,028		368,368
Interest receivable	599,512		1,037,336		850,239
Receivable for shares of Beneficial Interest subscribed	—		100,480		—
	3,400,704,959		1,857,321,966		865,852,029
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)	426,965		55,366		19,684
Payable for investment securities purchased	—		149,999,417		93,986,556
Payable for shares of Beneficial Interest redeemed	—		1,276		29,852
	426,965		150,056,059		94,036,092
Net Assets ($)	3,400,277,994		1,707,265,907		771,815,937
Composition of Net Assets ($):
Paid-in capital	3,400,381,289		1,707,592,865		771,819,501
Accumulated net realized gain (loss) on investments	(103,295)		(326,958)		(3,564)
Net Assets ($)	3,400,277,994		1,707,265,907		771,815,937
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	1,184,394,280		174,820,028		342,748,855
Shares Outstanding	1,183,810,174		174,788,704		342,753,742
Net Asset Value Per Share ($)	1.00		1.00		1.00
Hamilton Shares
Net Assets ($)	1,671,718,562		240,367,608		6,989,628
Shares Outstanding	1,670,808,661		240,322,017		6,989,654
Net Asset Value Per Share ($)	1.00		1.00		1.00
Agency Shares
Net Assets ($)	13,860,885		3,411,637		—
Shares Outstanding	13,854,509		3,411,006		—
Net Asset Value Per Share ($)	1.00		1.00		—
Premier Shares
Net Assets ($)	400,990,145		1,093,975,876		422,077,454
Shares Outstanding	400,769,859		1,093,774,252		422,076,105
Net Asset Value Per Share ($)	1.00		1.00		1.00
Classic Shares
Net Assets ($)	129,314,122		194,690,758		—
Shares Outstanding	129,239,369		194,654,069		—
Net Asset Value Per Share ($)	1.00		1.00		—
† Investments at cost ($)	3,399,836,334		1,855,058,122		864,633,422

a Amount includes repurchase agreements of $1,071,000,000 for Dreyfus Institutional Reserves Money Fund and $1,031,000,000 for Dreyfus Institutional Reserves Treasury Fund.
See Note 1(b).

See notes to financial statements.

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury
	Money Fund	Fund	Prime Fund
Investment Income ($):
Interest Income	5,548,133	922,887	390,082
Expenses:
Management fee—Note 2(a)	4,306,890	1,700,637	1,152,797
Service Plan fees—Note 2(b)	3,009,844	3,308,478	1,056,450
Trustees’ fees—Note 2(a,c)	106,199	46,225	25,873
Total Expenses	7,422,933	5,055,340	2,235,120
Less—reduction in expenses due to undertaking—Note 2(a)	(2,271,596)	(4,086,926)	(1,819,425)
Less—Trustees’ fees reimbursed by the Manager—Note 2(a)	(106,199)	(46,225)	(25,873)
Net Expenses	5,045,138	922,189	389,822
Investment Income—Net	502,995	698	260
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	18,797	27,097	1,508
Net Increase in Net Assets Resulting from Operations	521,792	27,795	1,768

See notes to financial statements.

The Funds	15

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Institutional
	Reserves Money Fund
	Year Ended December 31,
	2013	2012
Operations ($):
Investment income—net	502,995	2,179,312
Net realized gain (loss) on investments	18,797	(107,615)
Net Increase (Decrease) in Net Assets
Resulting from Operations	521,792	2,071,697
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(395,814)	(1,057,983)
Hamilton Shares	(106,978)	(1,120,946)
Agency Shares	(6)	(185)
Premier Shares	(149)	(155)
Classic Shares	(48)	(43)
Total Dividends	(502,995)	(2,179,312)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	4,931,231,924	4,533,901,564
Hamilton Shares	5,864,208,730	7,758,824,280
Agency Shares	49,285,884	60,314,069
Premier Shares	1,540,052,054	1,579,195,945
Classic Shares	1,034,982,313	1,328,501,207
Dividends reinvested:
Institutional Shares	1,233	7,142
Hamilton Shares	732	27,752
Premier Shares	3	5
Classic Shares	48	43
Cost of shares redeemed:
Institutional Shares	(4,507,540,500)	(4,541,056,594)
Hamilton Shares	(5,662,297,970)	(8,112,419,850)
Agency Shares	(57,714,764)	(59,811,692)
Premier Shares	(1,476,861,484)	(1,657,664,748)
Classic Shares	(1,075,498,578)	(1,336,030,495)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	639,849,625	(446,211,372)
Total Increase (Decrease) In Net Assets	639,868,422	(446,318,987)
Net Assets ($):
Beginning of Period	2,760,409,572	3,206,728,559
End of Period	3,400,277,994	2,760,409,572

See notes to financial statements.

	Dreyfus Institutional		Dreyfus Institutional
	Reserves Treasury Fund		Reserves Treasury Prime Fund
	Year Ended December 31,		Year Ended December 31,
	2013	2012	2013	2012 [a]
Operations ($):
Investment income—net	698	24,044	260	269
Net realized gain (loss) on investments	27,097	27,750	1,508	3,581
Net Increase (Decrease) in Net Assets
Resulting from Operations	27,795	51,794	1,768	3,850
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(329)	(23,348)	(125)	(147)
Hamilton Shares	(56)	(348)	(3)	(23)
Agency Shares	(1)	—	—	—
Premier Shares	(245)	(293)	(132)	(99)
Classic Shares	(67)	(55)	—	—
Total Dividends	(698)	(24,044)	(260)	(269)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	1,015,713,490	743,562,547	786,597,028	1,274,031,211
Hamilton Shares	1,013,612,888	538,876,412	263,375,907	430,655,103
Agency Shares	7,530,021	7,601,847	—	—
Premier Shares	3,643,432,614	2,612,184,706	1,222,118,760	1,199,246,774
Classic Shares	604,421,690	726,318,862	—	—
Dividends reinvested:
Institutional Shares	12	27	32	12
Hamilton Shares	9	80	—	—
Premier Shares	4	5	—	—
Classic Shares	67	51	—	—
Cost of shares redeemed:
Institutional Shares	(953,510,182)	(756,425,994)	(717,185,743)	(1,580,678,044)
Hamilton Shares	(902,760,676)	(691,086,646)	(299,828,819)	(411,846,169)
Agency Shares	(7,585,024)	(7,598,965)	—	(6,250)
Premier Shares	(3,369,006,247)	(2,817,198,727)	(1,132,564,060)	(1,110,853,469)
Classic Shares	(574,662,722)	(765,025,632)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	477,185,944	(408,791,427)	122,513,105	(199,450,832)
Total Increase (Decrease) In Net Assets	477,213,041	(408,763,677)	122,514,613	(199,447,251)
Net Assets ($):
Beginning of Period	1,230,052,866	1,638,816,543	649,301,324	848,748,575
End of Period	1,707,265,907	1,230,052,866	771,815,937	649,301,324

a Effective as of the close of business on November 13, 2012,Agency Shares of Dreyfus Institutional Reserves Treasury Prime fund were terminated.
See notes to financial statements.

The Funds	17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class of each of the Dreyfus Institutional Reserves Funds for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in each fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the funds’ financial statements.

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Funds	19

FINANCIAL HIGHLIGHTS (continued)

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional ReservesTreasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund (each, a “fund”), each a separate series of Dreyfus Institutional Reserves Funds (the “Company”), are registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund is a diversified open-end management investment company. Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the funds’ investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund offers Institutional shares, Hamilton shares and Premier shares. In addition, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional ReservesTreasury Fund also offer Agency shares and Classic shares. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Hamilton shares, Agency shares, Premier shares and Classic shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00; the funds have adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the funds will be able to maintain a stable net asset value per share of $1.00.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The Funds	21

NOTES TO FINANCIAL STATEMENTS (continued)

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of each fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

At December 31, 2013, all of the securities in each fund were considered Level 2 of the fair value hierarchy.

At December 31, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the funds’ agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller. Each fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities. At December 31, 2013, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund had investments in repurchase agreements with gross values of $1,071,000,000 and $1,031,000,000, respectively, in the Statement of Assets and Liabilities. The value of related collateral exceeded the value of repurchase agreements. See Statement of Investments for detailed collateral information.

(c) Dividends to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(d) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For fed-

eral tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended December 31, 2013, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended December 31, 2013, the funds did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2013, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), each fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

Table 1 summarizes each fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2013.

Table 1—Capital Loss Carryover

The tax character of distributions paid to shareholders for each fund during the fiscal periods ended December 31, 2013 and December 31, 2012 were all ordinary income.

At December 31, 2013, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund is computed at the annual rates of .14%, .14% and .16%, respectively, of the value of each fund’s average daily net assets and is payable monthly. Pursuant to each fund’s management agreement, the Manager has agreed to reduce its management fee in an amount equal to theTrustees’ fees and expenses of independent counsel of each fund. During the period ended December 31, 2013, fees reimbursed by the Manager amounted to $106,199 for Dreyfus Institutional Reserves Money Fund, $46,225 for Dreyfus Institutional Reserves Treasury Fund and $25,873 for Dreyfus Institutional Reserves Treasury Prime Fund.

As to each fund, unless the Manager gives a fund’s investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the funds’ Hamilton shares, Agency shares, Premier shares and Classic shares, Service Plan expenses.

											Post-Enactment
											Short-Term
	2014	($)†	2015	($)†	2016	($)†	2017	($)†	2018	($)†	Losses ($)†† Total ($)
Dreyfus Institutional Reserves Money Fund	—		14,477		—		—		—		88,818	103,295
Dreyfus Institutional Reserves Treasury Fund	214,682		112,276		—		—		—		—	326,958
Dreyfus Institutional Reserves Treasury Prime Fund	—		—		3,548		—		16		—	3,564

† If not applied, the carryovers expire in the above fiscal years.
†† Post-enactment short-term capital losses which can be carried forward for an unlimited period.

The Funds	23

NOTES TO FINANCIAL STATEMENTS (continued)

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. Table 2 summarizes the reduction in expenses for each relevant class of each fund pursuant to the undertakings during the period ended December 31, 2013.

(b) Under each fund’s Service Plan adopted pursuant to Rule 12b-1 under the Act, with respect to each fund’s applicable Hamilton shares, Agency shares, Premier shares and Classic shares, each fund pays the Distributor for distributing such classes of shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. For Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, the Service Plan provides for payments to be made at annual rates of .05%, .15%, .30% and .55% of the value of such class’ average daily net assets of the Hamilton,Agency, Premier and Classic shares, respectively.The Service Plan provides for payments to be made at annual rates of .04% and .29% for Dreyfus Institutional Reserves Treasury Prime Fund’s Hamilton and Premier shares’ average daily net assets, respectively.The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 3 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended December 31, 2013.

Table 4 summarizes the components of “Due toThe Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex.Annual retainer fees are allocated to each fund based on net assets.

Table 2—Expense Reductions

	Institutional	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund	1,058	237,383	15,576	1,077,200	940,379
Dreyfus Institutional Reserves Treasury Fund	106,254	189,750	6,923	2,481,480	1,302,519
Dreyfus Institutional Reserves Treasury Prime Fund	366,662	16,358	—	1,436,405	—

Table 3—Service Plan Fees

		Hamilton	Agency	Premier	Classic
		Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund		723,149	22,021	1,247,029	1,017,645
Dreyfus Institutional Reserves Treasury Fund		81,252	4,849	2,054,124	1,168,253
Dreyfus Institutional Reserves Treasury Prime Fund		4,824	—	1,051,626	—

Table 4—Due to The Dreyfus Corporation and Affiliates

		Management	Service Plan		Less Expense
			Fees ($)	Fees ($)	Reimbursement ($)
Dreyfus Institutional Reserves Money Fund		391,687		254,053	(218,775)
Dreyfus Institutional Reserves Treasury Fund		160,805		311,077	(416,516)
Dreyfus Institutional Reserves Treasury Prime Fund		99,651		104,276	(184,243)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Institutional Reserves Funds:

Dreyfus Institutional Reserves Money Fund Dreyfus Institutional Reserves Treasury Fund Dreyfus Institutional Reserves Treasury Prime Fund

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Institutional Reserves Funds (comprising, respectively, Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund) as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting Dreyfus Institutional Reserves Funds at December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

The Funds	25

IMPORTANT TAX INFORMATION (Unaudited)

Dreyfus Institutional Reserves Money Fund

For federal tax purposes the fund hereby reports 92.01% of ordinary income dividends paid during the fiscal year ended December 31, 2013 as qualifying interest related dividends.

Dreyfus Institutional Reserves Treasury Fund For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended December 31, 2013 as qualifying interest related dividends. For state individual income tax purposes, the fund hereby reports 57.17% of the ordinary income dividends paid during its fiscal year ended December 31, 2013 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for indi-

vidual income tax purposes in most states, including New York, California, Connecticut and the District of Columbia.

Dreyfus Institutional Reserves Treasury Prime Fund

For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended December 31, 2013 as qualifying interest related dividends. For state individual income tax purposes, the fund hereby reports 100% of the ordinary income dividends paid during its fiscal year ended December 31, 2013 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California, Connecticut and the District of Columbia.

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on December 6, 2013.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Isabel P. Dunst†	1,745,807,895		167,621,607
Robin A Melvin†	1,758,410,897		155,018,605
Roslyn M. Watson†	1,758,388,769		155,040,733

† Each of the above Board Members were duly elected by shareholders at the fund’s December 6, 2013 shareholder meeting. In addition, Joseph S. DiMartino, Gordon J. Davis,Whitney I.
Gerard, Nathan Leventhal and Benaree Pratt Wiley continue as Board Members of the Company.

INFORMATION ABOUT THE RENEWAL OF
THE FUNDS’ MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the funds’ Board of Trustees held on July 17-18, 2013, the Board considered the renewal of each fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (each, the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of each Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in each fund, each fund’s asset size and the allocation of fund assets among distribution channels for each fund. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the funds and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the funds.

The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. For each fund, the Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Groups and Performance Universes and the Expense Groups and Expense Universes.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to each fund and its comparison funds. The Board discussed the results of the comparisons and noted that Dreyfus Institutional Reserves Treasury Fund’s performance was at or above the Performance Group and Performance Universe medians in each period, Dreyfus Institutional Reserves Treasury Prime Fund was at or within one basis point of the Performance Group and Performance Universe medians and Dreyfus Institutional Reserves Money Fund’s performance was above the Performance Group and Performance Universe medians for all periods, ranking in the first quartile of the Performance Universe in all periods.

For each fund, Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees

The Funds	27

INFORMATION ABOUT THE RENEWAL OF THE FUNDS’ MANAGEMENT AGREEMENT (Unaudited) (continued)

paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Dreyfus Institutional Reserves Treasury Prime Fund

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group median and below the Expense Universe median.

Dreyfus Institutional Reserves Treasury Fund

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were above the Expense Group and Expense Universe medians.

Dreyfus Institutional Reserves Money Fund

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group median and below the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

The Board also considered the current fee waiver and expense reimbursement arrangements undertaken by Dreyfus.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. For Dreyfus Institutional Reserves Treasury Prime Fund, the Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability.The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under each Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant cir-

cumstances for each fund and the extent to which economies of scale would be realized if a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in a fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the funds’ investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of each Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with each fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of each fund had been adequately consid- ered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating each Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the funds and the services provided to the funds by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of each fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for these funds had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of each Agreement was in the best interests of the relevant fund and its respective shareholders.

The Funds	29

BOARD MEMBERS INFORMATION (Unaudited)
INDEPENDENT BOARD MEMBERS

INTERESTED BOARD MEMBER

The Funds	31

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 68 investment companies (comprised of 141 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since February 1988.

JOHN PAK, Chief Legal Officer since March 2013.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since August 2012; from March 2005 to July 2012, Managing Director of Deutsche Bank, Deputy Global Head of Deutsche Asset Management Legal and Regional Head of Deutsche Asset Management Americas Legal. He is an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since August 2012.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. She is 58 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since January 2008.

Senior Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since January 2008.

Senior Managing Counsel of BNY Mellon, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since January 2008.

Director – Mutual Fund Accounting of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since January 2008.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since January 2008.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 69 investment companies (comprised of 166 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since January 2008.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (69 investment companies, comprised of 166 portfolios). He is 56 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010, AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 64 investment companies (comprised of 161 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Distributor since October 2011.

NOTES

For More Information

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621
E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.
Mail Dreyfus Cash Investment Services Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund’s holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $90,936 in 2012 and $92,571 in 2013.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $36,000 in 2012 and $18,000 in 2013. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $  0 in 2012 and $0 in 2013.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $10,525 in 2012 and $10,002 in  2013. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2012 and $0 in 2013.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,579 in 2012 and $102 in 2013. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2012 and $200,000 in 2013.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $21,812,128 in 2012 and $49,204,697 in 2013.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 21, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	February 21, 2014

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)